Capital and reserves (Details) - Schedule of common shares - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of common shares [Abstract]
Beginning balance	4,125,949	1,775,839
Ending balance	11,417,159	4,125,949
Public offering		2,161,280
Exercise of warrants	1,263,845
LPC equity line	1,610,120	89,880
ATM program	1,628,827	98,950
Share-based payments (bonus)	51,418
Conversion convertible loan	737,000
Registered direct offering	2,000,000